Income taxes (Tables)	9 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of provision for income tax

	Three Months Ended March 31,		Nine Months Ended March 31,
	2024	2023	2024	2023
Current:
Federal	$–	$105,492	$–	$386,273
States	11,024	1,797	22,590	11,596
Foreign	–	–	–	–
Total current income tax provision	11,024	107,289	22,590	397,869

Deferred:
Federal	271,732	(558,437)	(568,897)	(1,818,222)
States	94,210	(114,675)	(106,357)	(421,382)
Foreign	181	(23,758)	64,990	(243,391)
Total deferred taxes	366,123	(696,870)	(610,264)	(2,482,995)

Total provision for income taxes	$377,147	$(589,581)	$(587,674)	$(2,085,126)

Schedule of reconciliation of effective income tax rate

	Three Months Ended March 31,		Nine Months Ended March 31,
	2024	2023	2024		2023
Statutory tax rate
Federal	21.00%	21.00%	21.00%		21.00%
State	5.54%	5.82%	5.54%		5.82%
Foreign tax rate difference	0.45%	0.33%	(2.34%	)	2.19%
Impairment loss on goodwill -permanent difference	–	–	–		(7.40%	)
Net effect of state income tax deduction and other permanent differences	0.15%	0.62%	(3.08%	)	(2.82%	)

Effective tax rate	27.14%	27.77%	21.12%		18.79%

Schedule of deferred taxes

	March 31, 2024	June 30, 2023
Deferred tax assets
263A calculation	$327,987	$239,142
Inventory reserve	207,463	149,907
State taxes	4,840	2,435
Accrued expenses	253,615	273,589
ROU assets / liabilities	112,582	115,125
Net Operation loss	2,389,948	2,173,221
Disallowed interest expense	234,473	163,381
Stock-based compensation	308,956	207,726
Valuation allowance	(64,990)	–
Others	84,701	85,596
Total deferred tax assets	3,859,575	3,410,122

Deferred tax liabilities
Depreciation	(82,870)	(105,323)
Intangible assets acquired	(1,020,285)	(1,149,549)
Total deferred tax liabilities	(1,103,155)	(1,254,872)

Net deferred tax assets	$2,756,420	$2,155,250